Interim Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 179,223	$ 191,659
Short-term deposits		146,053	153,746
Marketable securities		146,908	101,818
Trade receivables (net of allowance for credit losses of $574 and $594 as of June 30, 2025 and December 31, 2024, respectively)		93,127	82,358
Prepaid expenses and other current assets		23,489	23,246
Contract acquisition costs		7,772	5,827
Inventories		9,537	8,939
Total current assets		606,109	567,593
Non-current assets
Other non-current assets		6,687	7,682
Marketable securities		85,661	36,601
Deferred tax assets, net		12,586	11,072
Property and equipment, net		19,962	16,995
Operating lease right-of-use assets, net		17,464	10,604
Intangible assets, net		10,242	11,306
Goodwill		28,714	28,714
Total non-current assets		181,316	122,974
Total assets		787,425	690,567
Current Liabilities
Trade payables		10,587	11,077
Other accounts payable and accrued expenses		67,969	63,330
Deferred revenues		227,177	216,970
Operating lease liabilities		4,236	4,125
Total current liabilities		309,969	295,502
Long-term liabilities
Other long-term liabilities		6,852	6,954
Deferred revenues		44,096	45,247
Operating lease liabilities		18,095	6,844
Total long-term liabilities		69,043	59,045
Total liabilities		379,012	354,547
Shareholders’ equity
Share capital, NIS 0.00001 par value; 3,454,112,863 shares authorized, 244,510,882 and 234,566,473 shares issued and 244,469,106 and 234,524,697 shares outstanding as of June 30, 2025 and December 31, 2024, respectively	[1]
Additional paid-in capital		533,847	498,883
Treasury share, NIS 0.00001 par value; 41,776 ordinary shares		(85)	(85)
Accumulated other comprehensive income		2,639	2,086
Accumulated deficit		(127,988)	(164,864)
Total shareholders’ equity		408,413	336,020
Total liabilities and shareholders’ equity		$ 787,425	$ 690,567

[1]	Less than 1 USD